Equity - Summary of Treasury Shares (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 KRW (₩) shares
Number of treasury shares
Beginning | shares	[1]	19,262,733	19,262,733	26,173,585
Changes In Treasury Share Number [abstract]
Ending | shares	[1]			19,262,733
Carrying amount
Beginning | ₩	[2]	₩ 836,188
Changes In Treasury Share Amount [abstract]
Acquisition		571,745	$ 442,880
Disposal		0	0	₩ 0
Ending		₩ 1,165,837	$ 903,070	₩ 836,188	[2]
Treasury shares
Number of treasury shares
Beginning | shares	[1]	19,262,733	19,262,733
Changes In Treasury Share Number [abstract]
Acquisition | shares	[1]	10,970,510	10,970,510	0
Disposal | shares	[1]	(5,385,996)	(5,385,996)	(6,910,852)
Ending | shares	[1]	24,847,247	24,847,247	19,262,733
Deposited at the Korea Securities Depository for issuing exchangeable bonds | ₩		₩ 5
Carrying amount
Beginning | ₩		836,188		₩ 1,136,188
Changes In Treasury Share Amount [abstract]
Acquisition | ₩		571,745		0
Disposal | ₩		(242,096)		(300,000)
Ending | ₩		₩ 1,165,837		₩ 836,188

[1]	5 million treasury shares are deposited at the Korea Securities Depository for the exchange of exchangeable bonds.
[2]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.